Income Taxes - Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred income tax recovery	$ (449)	$ (461)
Change In Fair Value Of Convertible Debentures Attributable To Change In Credit Risk
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred income tax recovery	(328)	17
Change in fair value of marketable securities
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred income tax recovery	$ (121)	$ (478)